Hybrid Bonds	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Hybrid Bonds
25.	Hybrid Bonds
Hybrid bonds classified as equity as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	Type	Issuance date	Maturity(*1)	Annual interest rate(%)(*2)	December 31, 2024		December 31, 2023
Series 3 hybrid bonds	Unsecured subordinated bearer bond	June 5, 2023	June 5, 2083	4.95	₩	400,000	400,000
Issuance costs						(1,491)	(1,491)

					₩	398,509	398,509

The Parent Company redeemed previously issued hybrid bonds and issued new ones for the year ended December 31, 2023. As there is no contractual obligation to deliver financial assets to the holders of hybrid bonds, the Parent Company classified the hybrid bonds as equity.
These are subordinated bonds that rank before common shares in the event of a liquidation or reorganization of the Parent Company.

(*1)	The Parent Company has a right to extend the maturity without any notice or announcement.
(*2)
Annual interest rate is determined as yield rate of
5-year
national bond plus premium. According to the
step-up
clause, additional premium of 0.25% and 0.75%, respectively, after 10 years and 25 years from the issuance date are applied.